Acquisitions (Purchase Price Schedule) (Details) - USD ($) $ in Millions				12 Months Ended
	Oct. 03, 2016	Dec. 14, 2015	Nov. 13, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization				$ 1,220	$ 703
Goodwill				12,291	12,079	$ 8,535
Finite-Lived Intangible Assets, Net				3,927	4,238
SPSE and CMA [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired				180
Finite-Lived Intangible Assets, Accumulated Amortization				4
Payments to Acquire Businesses, Gross	$ 431
Goodwill	307
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	180
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets	12
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent	(68)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 431
Finite-Lived Intangible Assets, Net				176
NYSE Euronext [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			$ 2,700
Interactive Data [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired					2,883
Finite-Lived Intangible Assets, Accumulated Amortization				172
Property and equipment		$ 301
Payments to Acquire Businesses, Gross		4,100
Total purchase price		6,000
Goodwill		3,242
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		2,883
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets		259
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent		(1,057)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		$ 5,628
Finite-Lived Intangible Assets, Net				2,633
Database Rights [Member] | SPSE and CMA [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired				36
Finite-Lived Intangible Assets, Accumulated Amortization				1
Finite-Lived Intangible Assets, Net				35
Database Rights [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired					109
Finite-Lived Intangible Assets, Accumulated Amortization				28
Finite-Lived Intangible Assets, Net				78
Customer Relationships [Member] | SPSE and CMA [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired				129
Finite-Lived Intangible Assets, Accumulated Amortization				2
Finite-Lived Intangible Assets, Net				127
Customer Relationships [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired					2,452
Finite-Lived Intangible Assets, Accumulated Amortization				104
Finite-Lived Intangible Assets, Net				2,281
Developed Technology Rights [Member] | SPSE and CMA [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired				13
Finite-Lived Intangible Assets, Accumulated Amortization				1
Finite-Lived Intangible Assets, Net				12
Developed Technology Rights [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired					168
Finite-Lived Intangible Assets, Accumulated Amortization				26
Finite-Lived Intangible Assets, Net				138
Noncompete Agreements [Member] | SPSE and CMA [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization				0
Finite-Lived Intangible Assets, Net				2
Noncompete Agreements [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired				2	$ 2
Finite-Lived Intangible Assets, Accumulated Amortization				2
Finite-Lived Intangible Assets, Net				$ 0